SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2018
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Impairment loss on long-term investment	$ 0	$ 0
Retained Amount of Accounts Receivable	$ 19,749			$ 18,203
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Increased (Decreased) In Net Income	$ 925	$ (5,741)
Increased (Decreased) Net Income Per Share Basic	$ 0.02	$ (0.09)
Increased (Decreased) Net Income Per Share Diluted	$ 0.02	$ (0.09)
Contract with Customer, Liability, Revenue Recognized	$ 43,624
Revenue, Remaining Performance Obligation, Amount	590,100
Accounting Standards Update 2016-01 [Member]
Accounting Policies [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount	4,785
Net Cash Provided by Operating Activities Including Foreign Exchange Rate Changes Decreases In Period			$ 5,135
Net Cash Provided by Operating Activities Including Foreign Exchange Rate Changes Increases In Period			$ 1,526
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	1,426			1,461
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	3,589			4,249
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 149,391			$ 133,723
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years